Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Schedule of accounts receivable net	Accounts receivable, net consisted of the following:
	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivables	51,738	81,066
Less: allowance of credit losses	(23,594)	(20,007)
Total	28,144	61,059